ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Summary of Accrued expenses and other current liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts payable and accrued liabilities
Payment due for mining machine purchase	$ 126,317,900
Payment due for hosting expenses	40,109,274
Customer advances	1,637,864	$ 1,529,182
Accrued professional service fees	781,798
Interest payable	63,640
Others	80,043	2,451
Accrued expenses and other current liabilities	170,990,519	$ 1,531,633
Employees
Accounts payable and accrued liabilities
Others	$ 2,000,000